financial instruments - Activity related to allowance for doubtful accounts (Details) - Customer accounts receivable - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period			$ (1,749)
Balance, end of period	$ (1,944)		(1,944)
Allowance for doubtful accounts
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	56	$ 43	55	$ 53
Additions (doubtful accounts expense)	46	10	58	21
Accounts written off, net of recoveries	(6)	(11)	(18)	(33)
Other	8		9	1
Balance, end of period	$ 104	$ 42	$ 104	$ 42